NATIONWIDE

VARIABLE

ACCOUNT-10

Annual Report

to

Contract Owners

December 31, 2015

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide Variable Account-10:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-10 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2015, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2015, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 16, 2016

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

Assets:
Investments at fair value:
Stock Index Fund, Inc. - Initial Shares (DSIF)
6,948 shares (cost $234,710)	$301,683
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
2,387 shares (cost $74,190)	92,052
Forty Portfolio: Service Shares (JACAS)
5,431 shares (cost $184,202)	190,511
Global Technology Portfolio: Service Shares (JAGTS)
6,667 shares (cost $33,142)	51,666
Overseas Portfolio: Service Shares (JAIGS)
2,163 shares (cost $102,874)	60,225
Emerging Markets Debt Portfolio - Class I (MSEM)
918 shares (cost $8,133)	6,842
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio - Class I (MSVMG)
760 shares (cost $9,124)	7,625
U.S. Real Estate Portfolio - Class I (MSVRE)
1,621 shares (cost $20,221)	32,873
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
3,288 shares (cost $55,157)	50,665
Federated NVIT High Income Bond Fund - Class I (HIBF)
3,368 shares (cost $23,529)	20,374
NVIT Emerging Markets Fund - Class I (GEM)
2,863 shares (cost $30,080)	26,225
NVIT International Equity Fund - Class I (GIG)
3,118 shares (cost $28,415)	29,744
NVIT Nationwide Fund - Class I (TRF)
7,434 shares (cost $88,970)	108,320
NVIT Government Bond Fund - Class I (GBF)
6,349 shares (cost $74,963)	68,945
American Century NVIT Growth Fund - Class I (CAF)
1,615 shares (cost $24,799)	32,789
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
4,107 shares (cost $39,026)	51,502
NVIT Mid Cap Index Fund - Class I (MCIF)
5,238 shares (cost $100,579)	117,585
NVIT Money Market Fund - Class I (SAM)
42,106 shares (cost $42,106)	42,106
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
273 shares (cost $3,799)	3,441
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
433 shares (cost $4,039)	4,313
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
901 shares (cost $7,728)	9,685
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
1,279 shares (cost $22,259)	23,477
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
9,091 shares (cost $112,277)	119,813
NVIT Multi-Manager Small Company Fund - Class I (SCF)
3,584 shares (cost $72,492)	73,797
NVIT Multi-Sector Bond Fund - Class I (MSBF)
9,610 shares (cost $85,257)	83,414
NVIT Large Cap Growth Fund - Class I (NVOLG1)
18,445 shares (cost $332,754)	368,710
Invesco NVIT Comstock Value Fund - Class I (EIF)
1,613 shares (cost $19,437)	24,694
VP Income & Growth Fund - Class I (ACVIG)
5,743 shares (cost $45,106)	49,214
VP International Fund - Class I (ACVI)
6,624 shares (cost $65,319)	66,371
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
3,359 shares (cost $44,662)	56,124
Appreciation Portfolio - Initial Shares (DCAP)
194 shares (cost $7,409)	8,776
Quality Bond Fund II - Primary Shares (FQB)
4,409 shares (cost $49,749)	48,368
VIP Equity-Income Portfolio - Service Class (FEIS)
4,821 shares (cost $106,440)	98,212
VIP Growth Portfolio - Service Class (FGS)
3,307 shares (cost $125,402)	216,854
VIP High Income Portfolio - Service Class (FHIS)
11,890 shares (cost $67,310)	58,498
VIP Overseas Portfolio - Service Class (FOS)
1,086 shares (cost $14,041)	20,643
VIP Value Strategies Portfolio - Service Class (FVSS)
903 shares (cost $11,172)	13,106
Guardian Portfolio - I Class Shares (AMGP)
1,733 shares (cost $33,117)	28,946
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2,129 shares (cost $50,246)	48,389
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
1,249 shares (cost $17,294)	16,472
Global Securities Fund/VA - Non-Service Shares (OVGS)
1,849 shares (cost $54,101)	70,245
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
5,163 shares (cost $127,927)	150,964
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
783 shares (cost $42,274)	60,136
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
525 shares (cost $7,149)	5,513
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
1,328 shares (cost $39,795)	22,415
Advantage VT Opportunity Fund - Class 2 (SVOF)
3,776 shares (cost $66,960)	94,597

Total Investments	$3,136,919

Accounts Receivable - Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	7
Accounts Receivable - American Century NVIT Growth Fund - Class I (CAF)	9
Accounts Receivable - NVIT Emerging Markets Fund - Class I (GEM)	7
Accounts Receivable - Global Technology Portfolio: Service Shares (JAGTS)	13
Accounts Receivable - Emerging Markets Debt Portfolio - Class I (MSEM)	6
Accounts Receivable - Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio - Class I (MSVMG)	2
Accounts Receivable - American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	14
Accounts Receivable - NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	4
Accounts Receivable - NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	16
Accounts Receivable - VIP Trust Emerging Markets Fund - Initial Class (VWEM)	3
Accounts Receivable - NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	8
Accounts Payable - Appreciation Portfolio - Initial Shares (DCAP)	(3)
Other Accounts Payable	(354)

$3,136,651

Contract Owners’ Equity:
Accumulation units	3,136,651

Total Contract Owners’ Equity (note 5)	$3,136,651

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	Total	DSIF	DSRG	JACAS	JAGTS	JAIGS	MSEM	MSVMG
Reinvested dividends	$39,281	5,542	979	2,284	409	341	373	-
Mortality and expense risk charges (note 2)	(46,533)	(4,275)	(1,340)	(2,621)	(721)	(933)	(100)	(116)

Net investment income (loss)	(7,252)	1,267	(361)	(337)	(312)	(592)	273	(116)

Realized gain (loss) on investments	45,484	854	406	545	345	(1,219)	(282)	(32)
Change in unrealized gain (loss) on investments	(332,505)	(11,385)	(16,707)	(18,058)	(5,172)	(6,933)	(216)	(1,832)

Net gain (loss) on investments	(287,021)	(10,531)	(16,301)	(17,513)	(4,827)	(8,152)	(498)	(1,864)

Reinvested capital gains	259,572	8,339	12,279	35,755	6,736	1,990	-	1,384

Net increase (decrease) in contract owners’ equity resulting from operations	$(34,701)	(925)	(4,383)	17,905	1,597	(6,754)	(225)	(596)

Investment Activity:	MSVRE	NVAMV1	HIBF	GEM	GIG	TRF	GBF	CAF
Reinvested dividends	$847	1,279	1,159	252	160	1,360	1,238	118
Mortality and expense risk charges (note 2)	(727)	(801)	(272)	(428)	(443)	(1,548)	(980)	(456)

Net investment income (loss)	120	478	887	(176)	(283)	(188)	258	(338)

Realized gain (loss) on investments	8,297	7,584	(54)	1,319	62	159	(36)	154
Change in unrealized gain (loss) on investments	(8,790)	(17,838)	(1,975)	(6,262)	(2,311)	(487)	(1,272)	(2,769)

Net gain (loss) on investments	(493)	(10,254)	(2,029)	(4,943)	(2,249)	(328)	(1,308)	(2,615)

Reinvested capital gains	-	6,622	205	-	1,160	-	-	3,975

Net increase (decrease) in contract owners’ equity resulting from operations	$(373)	(3,154)	(937)	(5,119)	(1,372)	(516)	(1,050)	1,022

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	GVIDM	MCIF	SAM	NVMLG1	NVMLV1	NVMMG1	SCGF	SCVF
Reinvested dividends	$856	1,365	-	16	57	-	-	889
Mortality and expense risk charges (note 2)	(761)	(1,743)	(654)	(52)	(61)	(143)	(344)	(2,156)

Net investment income (loss)	95	(378)	(654)	(36)	(4)	(143)	(344)	(1,267)

Realized gain (loss) on investments	1,148	441	-	48	14	66	77	9,470
Change in unrealized gain (loss) on investments	(4,334)	(13,226)	-	(358)	(700)	(1,548)	(3,063)	(32,257)

Net gain (loss) on investments	(3,186)	(12,785)	-	(310)	(686)	(1,482)	(2,986)	(22,787)

Reinvested capital gains	2,191	8,396	-	289	489	1,471	3,177	13,164

Net increase (decrease) in contract owners’ equity resulting from operations	$(900)	(4,767)	(654)	(57)	(201)	(154)	(153)	(10,890)

Investment Activity:	SCF	MSBF	NVOLG1	EIF	ACVIG	ACVI	DVSCS	DCAP
Reinvested dividends	$294	1,702	2,365	410	1,042	254	427	154
Mortality and expense risk charges (note 2)	(1,083)	(1,218)	(5,202)	(366)	(694)	(968)	(827)	(126)

Net investment income (loss)	(789)	484	(2,837)	44	348	(714)	(400)	28

Realized gain (loss) on investments	(87)	92	5,541	83	39	14	785	16
Change in unrealized gain (loss) on investments	(9,186)	(4,279)	(46,449)	(2,159)	(7,866)	269	(6,342)	(813)

Net gain (loss) on investments	(9,273)	(4,187)	(40,908)	(2,076)	(7,827)	283	(5,557)	(797)

Reinvested capital gains	7,776	-	56,432	-	3,811	-	3,809	423

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,286)	(3,703)	12,687	(2,032)	(3,668)	(431)	(2,148)	(346)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	FQB	FEIS	FGS	FHIS	FOS	FVSS	AMGP	AMCG
Reinvested dividends	$1,860	3,207	350	4,074	272	146	220	-
Mortality and expense risk charges (note 2)	(696)	(1,580)	(3,015)	(901)	(321)	(195)	(427)	(742)

Net investment income (loss)	1,164	1,627	(2,665)	3,173	(49)	(49)	(207)	(742)

Realized gain (loss) on investments	(18)	(3,270)	2,618	(637)	2,453	26	130	294
Change in unrealized gain (loss) on investments	(1,950)	(14,819)	5,070	(5,643)	(1,553)	(591)	(9,562)	(3,708)

Net gain (loss) on investments	(1,968)	(18,089)	7,688	(6,280)	900	(565)	(9,432)	(3,414)

Reinvested capital gains	-	10,965	6,507	-	21	11	7,680	4,233

Net increase (decrease) in contract owners’ equity resulting from operations	$(804)	(5,497)	11,530	(3,107)	872	(603)	(1,959)	77

Investment Activity:	AMTP	OVGS	OVGI	OVAG	VWEM	VWHA	SVOF
Reinvested dividends	$138	939	1,732	-	35	9	127
Mortality and expense risk charges (note 2)	(253)	(1,027)	(2,449)	(852)	(89)	(431)	(1,396)

Net investment income (loss)	(115)	(88)	(717)	(852)	(54)	(422)	(1,269)

Realized gain (loss) on investments	(87)	1,009	6,791	311	(52)	(159)	226
Change in unrealized gain (loss) on investments	(3,665)	(3,724)	(30,183)	(1,898)	(1,235)	(11,175)	(13,551)

Net gain (loss) on investments	(3,752)	(2,715)	(23,392)	(1,587)	(1,287)	(11,334)	(13,325)

Reinvested capital gains	1,399	4,680	28,285	5,370	348	-	10,200

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,468)	1,877	4,176	2,931	(993)	(11,756)	(4,394)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	Total		DSIF		DSRG		JACAS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(7,252)	(3,367)	1,267	1,001	(361)	(340)	(337)	(2,215)
Realized gain (loss) on investments	45,484	42,050	854	1,691	406	450	545	677
Change in unrealized gain (loss) on investments	(332,505)	(47,757)	(11,385)	26,541	(16,707)	3,969	(18,058)	(36,467)
Reinvested capital gains	259,572	189,374	8,339	3,295	12,279	6,153	35,755	49,224

Net increase (decrease) in contract owners’ equity resulting from operations	(34,701)	180,300	(925)	32,528	(4,383)	10,232	17,905	11,219

Equity transactions:
Transfers between funds	-	-	(9)	(9)	-	-	-	-
Redemptions (note 3)	(174,135)	(84,475)	(387)	(6,418)	-	-	-	-
Adjustments to maintain reserves	(137)	(172)	(7)	5	(4)	(5)	(5)	(4)

Net equity transactions	(174,272)	(84,647)	(403)	(6,422)	(4)	(5)	(5)	(4)

Net change in contract owners’ equity	(208,973)	95,653	(1,328)	26,106	(4,387)	10,227	17,900	11,215
Contract owners’ equity beginning of period	3,345,624	3,249,971	303,007	276,901	96,427	86,200	172,601	161,386

Contract owners’ equity end of period	$3,136,651	3,345,624	301,679	303,007	92,040	96,427	190,501	172,601

CHANGES IN UNITS:
Beginning units	223,750	230,392	19,988	20,428	5,776	5,776	9,926	9,926
Units purchased	4,828	7,366	-	-	-	-	-	-
Units redeemed	(17,921)	(14,008)	(26)	(440)	-	-	-	-

Ending units	210,657	223,750	19,962	19,988	5,776	5,776	9,926	9,926

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	JAGTS		JAIGS		MSEM		MSVMG
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(312)	(662)	(592)	3,372	273	476	(116)	(119)
Realized gain (loss) on investments	345	322	(1,219)	(2,077)	(282)	(4)	(32)	26
Change in unrealized gain (loss) on investments	(5,172)	1,031	(6,933)	(17,078)	(216)	(391)	(1,832)	(1,016)
Reinvested capital gains	6,736	2,944	1,990	5,502	-	88	1,384	1,154

Net increase (decrease) in contract owners’ equity resulting from operations	1,597	3,635	(6,754)	(10,281)	(225)	169	(596)	45

Equity transactions:
Transfers between funds	-	-	-	-	(4,297)	-	-	-
Redemptions (note 3)	-	-	(500)	(4,672)	-	-	(309)	(279)
Adjustments to maintain reserves	(5)	(5)	(5)	(5)	1	(3)	2	(11)

Net equity transactions	(5)	(5)	(505)	(4,677)	(4,296)	(3)	(307)	(290)

Net change in contract owners’ equity	1,592	3,630	(7,259)	(14,958)	(4,521)	166	(903)	(245)
Contract owners’ equity beginning of period	50,061	46,431	67,478	82,436	11,357	11,191	8,526	8,771

Contract owners’ equity end of period	$51,653	50,061	60,219	67,478	6,836	11,357	7,623	8,526

CHANGES IN UNITS:
Beginning units	2,607	2,607	7,177	7,599	831	831	495	512
Units purchased	-	-	-	-	-	-	-	-
Units redeemed	-	-	(54)	(422)	(318)	-	(18)	(17)

Ending units	2,607	2,607	7,123	7,177	513	831	477	495

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	MSVRE		NVAMV1		HIBF		GEM
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$120	15	478	466	887	811	(176)	(35)
Realized gain (loss) on investments	8,297	(496)	7,584	395	(54)	(35)	1,319	110
Change in unrealized gain (loss) on investments	(8,790)	14,405	(17,838)	(1,029)	(1,975)	(590)	(6,262)	(2,934)
Reinvested capital gains	-	-	6,622	8,121	205	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(373)	13,924	(3,154)	7,953	(937)	186	(5,119)	(2,859)

Equity transactions:
Transfers between funds	1	12	4,429	-	4,429	-	(7,697)	-
Redemptions (note 3)	(30,413)	(289)	(27,316)	(324)	-	-	-	-
Adjustments to maintain reserves	(6)	(1)	(20)	-	(3)	-	(5)	(3)

Net equity transactions	(30,418)	(278)	(22,907)	(324)	4,426	-	(7,702)	(3)

Net change in contract owners’ equity	(30,791)	13,646	(26,061)	7,629	3,489	186	(12,821)	(2,862)
Contract owners’ equity beginning of period	63,661	50,015	76,712	69,083	16,885	16,699	39,039	41,901

Contract owners’ equity end of period	$32,870	63,661	50,651	76,712	20,374	16,885	26,218	39,039

CHANGES IN UNITS:
Beginning units	5,108	5,133	3,385	3,400	1,181	1,181	4,361	4,361
Units purchased	-	1	192	-	303	-	-	-
Units redeemed	(2,490)	(26)	(1,209)	(15)	-	-	(825)	-

Ending units	2,618	5,108	2,368	3,385	1,484	1,181	3,536	4,361

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GIG		TRF		GBF		CAF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(283)	787	(188)	(237)	258	411	(338)	(358)
Realized gain (loss) on investments	62	79	159	57	(36)	(45)	154	19,122
Change in unrealized gain (loss) on investments	(2,311)	(1,449)	(487)	10,596	(1,272)	1,747	(2,769)	(15,783)
Reinvested capital gains	1,160	-	-	-	-	-	3,975	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,372)	(583)	(516)	10,416	(1,050)	2,113	1,022	2,981

Equity transactions:
Transfers between funds	-	-	(6)	(5)	-	-	-	(57,312)
Redemptions (note 3)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(2)	(1)	2	(12)	(5)	(5)	(5)	(1)

Net equity transactions	(2)	(1)	(4)	(17)	(5)	(5)	(5)	(57,313)

Net change in contract owners’ equity	(1,374)	(584)	(520)	10,399	(1,055)	2,108	1,017	(54,332)
Contract owners’ equity beginning of period	31,114	31,698	108,836	98,437	69,996	67,888	31,763	86,095

Contract owners’ equity end of period	$29,740	31,114	108,316	108,836	68,941	69,996	32,780	31,763

CHANGES IN UNITS:
Beginning units	2,828	2,828	8,002	8,003	5,698	5,698	1,870	5,564
Units purchased	-	-	-	-	-	-	-	-
Units redeemed	-	-	-	(1)	-	-	-	(3,694)

Ending units	2,828	2,828	8,002	8,002	5,698	5,698	1,870	1,870

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GVIDM		MCIF		SAM		NVMLG1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$95	171	(378)	(380)	(654)	(703)	(36)	-
Realized gain (loss) on investments	1,148	278	441	413	-	-	48	-
Change in unrealized gain (loss) on investments	(4,334)	1,508	(13,226)	2,775	-	-	(358)	-
Reinvested capital gains	2,191	-	8,396	6,142	-	-	289	-

Net increase (decrease) in contract owners’ equity resulting from operations	(900)	1,957	(4,767)	8,950	(654)	(703)	(57)	-

Equity transactions:
Transfers between funds	6	12	-	-	(16,420)	14,848	3,497	-
Redemptions (note 3)	(2,310)	-	-	-	(1,820)	-	-	-
Adjustments to maintain reserves	4	(13)	(4)	(3)	(6)	3	(7)	-

Net equity transactions	(2,300)	(1)	(4)	(3)	(18,246)	14,851	3,490	-

Net change in contract owners’ equity	(3,200)	1,956	(4,771)	8,947	(18,900)	14,148	3,433	-
Contract owners’ equity beginning of period	54,699	52,743	122,353	113,406	61,003	46,855	-	-

Contract owners’ equity end of period	$51,499	54,699	117,582	122,353	42,103	61,003	3,433	-

CHANGES IN UNITS:
Beginning units	3,267	3,267	6,989	6,989	6,383	4,834	-	-
Units purchased	-	-	-	-	1,160	1,549	357	-
Units redeemed	(137)	-	-	-	(3,075)	-	(163)	-

Ending units	3,130	3,267	6,989	6,989	4,468	6,383	194	-

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVMLV1		NVMMG1		SCGF		SCVF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(4)	(5)	(143)	(131)	(344)	(315)	(1,267)	(1,527)
Realized gain (loss) on investments	14	16	66	63	77	83	9,470	1,312
Change in unrealized gain (loss) on investments	(700)	(59)	(1,548)	(852)	(3,063)	(2,670)	(32,257)	(7,313)
Reinvested capital gains	489	421	1,471	1,169	3,177	3,224	13,164	16,554

Net increase (decrease) in contract owners’ equity resulting from operations	(201)	373	(154)	249	(153)	322	(10,890)	9,026

Equity transactions:
Transfers between funds	-	-	-	-	-	-	(6,494)	(5,761)
Redemptions (note 3)	-	-	-	-	-	-	(40,050)	-
Adjustments to maintain reserves	(3)	(1)	(2)	(2)	(2)	(2)	7	(8)

Net equity transactions	(3)	(1)	(2)	(2)	(2)	(2)	(46,537)	(5,769)

Net change in contract owners’ equity	(204)	372	(156)	247	(155)	320	(57,427)	3,257
Contract owners’ equity beginning of period	4,513	4,141	9,825	9,578	23,628	23,308	177,237	173,980

Contract owners’ equity end of period	$4,309	4,513	9,669	9,825	23,473	23,628	119,810	177,237

CHANGES IN UNITS:
Beginning units	276	276	425	425	1,671	1,671	11,439	11,849
Units purchased	-	-	-	-	-	-	-	-
Units redeemed	-	-	-	-	-	-	(3,094)	(410)

Ending units	276	276	425	425	1,671	1,671	8,345	11,439

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	SCF		MSBF		NVOLG1		EIF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(789)	(972)	484	1,477	(2,837)	(2,221)	44	94
Realized gain (loss) on investments	(87)	645	92	3,942	5,541	3,811	83	78
Change in unrealized gain (loss) on investments	(9,186)	(12,374)	(4,279)	(2,965)	(46,449)	(13,917)	(2,159)	1,727
Reinvested capital gains	7,776	11,904	-	-	56,432	35,429	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,286)	(797)	(3,703)	2,454	12,687	23,102	(2,032)	1,899

Equity transactions:
Transfers between funds	-	-	16	(45,178)	12,563	57,312	-	-
Redemptions (note 3)	-	(14,407)	(542)	(500)	(5,601)	(13,538)	-	-
Adjustments to maintain reserves	(6)	4	(3)	(9)	(16)	-	(3)	(2)

Net equity transactions	(6)	(14,403)	(529)	(45,687)	6,946	43,774	(3)	(2)

Net change in contract owners’ equity	(2,292)	(15,200)	(4,232)	(43,233)	19,633	66,876	(2,035)	1,897
Contract owners’ equity beginning of period	76,084	91,284	87,641	130,874	349,057	282,181	26,731	24,834

Contract owners’ equity end of period	$73,792	76,084	83,409	87,641	368,690	349,057	24,696	26,731

CHANGES IN UNITS:
Beginning units	5,155	6,148	6,779	10,369	15,418	13,371	1,912	1,912
Units purchased	-	-	1	1	781	2,686	-	-
Units redeemed	-	(993)	(42)	(3,591)	(483)	(639)	-	-

Ending units	5,155	5,155	6,738	6,779	15,716	15,418	1,912	1,912

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	ACVIG		ACVI		DVSCS		DCAP
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$348	299	(714)	182	(400)	(468)	28	40
Realized gain (loss) on investments	39	1,420	14	22	785	571	16	14
Change in unrealized gain (loss) on investments	(7,866)	3,591	269	(5,096)	(6,342)	(1,143)	(813)	280
Reinvested capital gains	3,811	-	-	-	3,809	3,113	423	229

Net increase (decrease) in contract owners’ equity resulting from operations	(3,668)	5,310	(431)	(4,892)	(2,148)	2,073	(346)	563

Equity transactions:
Transfers between funds	6,299	(2,712)	-	-	-	-	-	-
Redemptions (note 3)	-	(8,184)	-	-	(767)	(661)	-	-
Adjustments to maintain reserves	5	(10)	(5)	(5)	(5)	(7)	(4)	1

Net equity transactions	6,304	(10,906)	(5)	(5)	(772)	(668)	(4)	1

Net change in contract owners’ equity	2,636	(5,596)	(436)	(4,897)	(2,920)	1,405	(350)	564
Contract owners’ equity beginning of period	46,574	52,170	66,801	71,698	59,038	57,633	9,129	8,565

Contract owners’ equity end of period	$49,210	46,574	66,365	66,801	56,118	59,038	8,779	9,129

CHANGES IN UNITS:
Beginning units	3,257	4,047	6,199	6,199	3,547	3,589	606	606
Units purchased	441	-	-	-	-	-	-	-
Units redeemed	-	(790)	-	-	(46)	(42)	-	-

Ending units	3,698	3,257	6,199	6,199	3,501	3,547	606	606

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FQB		FEIS		FGS		FHIS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$1,164	1,152	1,627	1,449	(2,665)	(2,538)	3,173	2,852
Realized gain (loss) on investments	(18)	10	(3,270)	(399)	2,618	3,018	(637)	(327)
Change in unrealized gain (loss) on investments	(1,950)	(14)	(14,819)	5,138	5,070	17,108	(5,643)	(3,124)
Reinvested capital gains	-	-	10,965	1,526	6,507	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(804)	1,148	(5,497)	7,714	11,530	17,588	(3,107)	(599)

Equity transactions:
Transfers between funds	-	-	11,472	-	9,465	(3,853)	-	42,650
Redemptions (note 3)	(530)	(481)	(18,119)	(5,845)	(784)	(661)	(2,632)	-
Adjustments to maintain reserves	5	(1)	(4)	(7)	2	(9)	(1)	(10)

Net equity transactions	(525)	(482)	(6,651)	(5,852)	8,683	(4,523)	(2,633)	42,640

Net change in contract owners’ equity	(1,329)	666	(12,148)	1,862	20,213	13,065	(5,740)	42,041
Contract owners’ equity beginning of period	49,697	49,031	110,355	108,493	196,635	183,570	64,230	22,189

Contract owners’ equity end of period	$48,368	49,697	98,207	110,355	216,848	196,635	58,490	64,230

CHANGES IN UNITS:
Beginning units	3,712	3,748	8,631	9,090	11,928	12,208	4,505	1,551
Units purchased	-	-	901	-	692	-	-	3,129
Units redeemed	(39)	(36)	(1,410)	(459)	(158)	(280)	(182)	(175)

Ending units	3,673	3,712	8,122	8,631	12,462	11,928	4,323	4,505

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FOS		FVSS		AMGP		AMCG
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(49)	(40)	(49)	(61)	(207)	(286)	(742)	(719)
Realized gain (loss) on investments	2,453	(7)	26	17	130	262	294	2,201
Change in unrealized gain (loss) on investments	(1,553)	(2,677)	(591)	722	(9,562)	(2,592)	(3,708)	(18,655)
Reinvested capital gains	21	7	11	-	7,680	4,833	4,233	20,170

Net increase (decrease) in contract owners’ equity resulting from operations	872	(2,717)	(603)	678	(1,959)	2,217	77	2,997

Equity transactions:
Transfers between funds	(6,294)	-	-	-	-	-	-	-
Redemptions (note 3)	-	-	-	-	(714)	(625)	(2,583)	(4,356)
Adjustments to maintain reserves	-	(2)	(2)	-	3	(3)	-	(1)

Net equity transactions	(6,294)	(2)	(2)	-	(711)	(628)	(2,583)	(4,357)

Net change in contract owners’ equity	(5,422)	(2,719)	(605)	678	(2,670)	1,589	(2,506)	(1,360)
Contract owners’ equity beginning of period	26,062	28,781	13,713	13,035	31,610	30,021	50,896	52,256

Contract owners’ equity end of period	$20,640	26,062	13,108	13,713	28,940	31,610	48,390	50,896

CHANGES IN UNITS:
Beginning units	2,613	2,613	929	929	2,050	2,093	3,008	3,276
Units purchased	-	-	-	-	-	-	-	-
Units redeemed	(585)	-	-	-	(47)	(43)	(144)	(268)

Ending units	2,028	2,613	929	929	2,003	2,050	2,864	3,008

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	AMTP		OVGS		OVGI		OVAG
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(115)	(117)	(88)	(240)	(717)	(1,015)	(852)	(768)
Realized gain (loss) on investments	(87)	(83)	1,009	1,151	6,791	570	311	1,755
Change in unrealized gain (loss) on investments	(3,665)	1,656	(3,724)	(3,874)	(30,183)	12,424	(1,898)	1,458
Reinvested capital gains	1,399	-	4,680	3,826	28,285	3,522	5,370	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,468)	1,456	1,877	863	4,176	15,501	2,931	2,445

Equity transactions:
Transfers between funds	-	-	(10,960)	(4)	-	-	-	-
Redemptions (note 3)	-	-	-	(11,852)	(38,011)	-	-	(4,604)
Adjustments to maintain reserves	(1)	(2)	(7)	(11)	(6)	(4)	(6)	(10)

Net equity transactions	(1)	(2)	(10,967)	(11,867)	(38,017)	(4)	(6)	(4,614)

Net change in contract owners’ equity	(2,469)	1,454	(9,090)	(11,004)	(33,841)	15,497	2,925	(2,169)
Contract owners’ equity beginning of period	18,934	17,480	79,322	90,326	184,794	169,297	57,196	59,365

Contract owners’ equity end of period	$16,465	18,934	70,232	79,322	150,953	184,794	60,121	57,196

CHANGES IN UNITS:
Beginning units	1,484	1,484	5,959	6,844	12,658	12,658	4,141	4,483
Units purchased	-	-	-	-	-	-	-	-
Units redeemed	-	-	(811)	(885)	(2,509)	-	-	(342)

Ending units	1,484	1,484	5,148	5,959	10,149	12,658	4,141	4,141

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	VWEM		VWHA		SVOF
	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(54)	(63)	(422)	(568)	(1,269)	(1,319)
Realized gain (loss) on investments	(52)	(11)	(159)	62	226	891
Change in unrealized gain (loss) on investments	(1,235)	(868)	(11,175)	(8,200)	(13,551)	8,697
Reinvested capital gains	348	824	-	-	10,200	-

Net increase (decrease) in contract owners’ equity resulting from operations	(993)	(118)	(11,756)	(8,706)	(4,394)	8,269

Equity transactions:
Transfers between funds	-	-	-	-	-	-
Redemptions (note 3)	(241)	(233)	(160)	(201)	(346)	(6,345)
Adjustments to maintain reserves	(5)	(4)	4	(2)	(2)	(1)

Net equity transactions	(246)	(237)	(156)	(203)	(348)	(6,346)

Net change in contract owners’ equity	(1,239)	(355)	(11,912)	(8,909)	(4,742)	1,923
Contract owners’ equity beginning of period	6,749	7,104	34,323	43,232	99,332	97,409

Contract owners’ equity end of period	$5,510	6,749	22,411	34,323	94,590	99,332

CHANGES IN UNITS:
Beginning units	536	554	3,013	3,027	6,027	6,435
Units purchased	-	-	-	-	-	-
Units redeemed	(20)	(18)	(15)	(14)	(21)	(408)

Ending units	516	536	2,998	3,013	6,006	6,027

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-10

NOTES TO FINANCIAL STATEMENTS

December 31, 2015

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-10 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 31, 1999. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services - Investment Companies.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in the following:

DREYFUS CORPORATION

Stock Index Fund, Inc. - Initial Shares (DSIF)

Socially Responsible Growth Fund Inc - Initial Shares (DSRG)

JANUS FUNDS

Forty Portfolio: Service Shares (JACAS)

Global Technology Portfolio: Service Shares (JAGTS)

Overseas Portfolio: Service Shares (JAIGS)

MORGAN STANLEY

Emerging Markets Debt Portfolio - Class I (MSEM)

Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio - Class I (MSVMG)

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT International Equity Fund - Class I (GIG)

NVIT Nationwide Fund - Class I (TRF)

NVIT Government Bond Fund - Class I (GBF)

American Century NVIT Growth Fund - Class I (CAF)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

Invesco NVIT Comstock Value Fund - Class I (EIF)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Income & Growth Fund - Class I (ACVIG)

VP International Fund - Class I (ACVI)

VP Ultra(R) Fund - Class I (ACVU1)*

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Quality Bond Fund II - Primary Shares (FQB)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

VIP Equity-Income Portfolio - Service Class (FEIS)

VIP Growth Portfolio - Service Class (FGS)

VIP High Income Portfolio - Service Class (FHIS)

VIP Overseas Portfolio - Service Class (FOS)

VIP Value Strategies Portfolio - Service Class (FVSS)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Guardian Portfolio - I Class Shares (AMGP)

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Global Securities Fund/VA - Non-Service Shares (OVGS)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)

VAN ECK ASSOCIATES CORPORATION

VIP Trust Emerging Markets Fund - Initial Class (VWEM)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

WELLS FARGO FUNDS

Advantage VT Opportunity Fund - Class 2 (SVOF)

*	At December 31, 2015, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

NATIONWIDE VARIABLE ACCOUNT-10 NOTES TO FINANCIAL STATEMENTS December 31, 2015

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2015 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities Exchange Commission (SEC), and no subsequent events have occurred requiring accrual or disclosure.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 8% of purchase payments redeemed. After 5 years, such charge will decline 1% per year. After the purchase payment has been held in the contract for 13 years, the charge is 0%. This charge, if any, is assessed against each contract by redeeming units. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value equal to an annualized rate of 1.40%.

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in redemptions, and fund exchanges from the fixed account to the Account are included in purchase payments received from contact owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity. For the periods ended December 31, 2015 and 2014, total transfers into the Account from the fixed account were $0 and $0 respectively, and total transfers from the Account to the fixed account were $0 and $0, respectively.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2015.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2015:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$3,136,919	$-	$-	$3,136,919

The cost of purchases and proceeds from sales of Investments for the year ended December 31,2015 are as follows:

NATIONWIDE VARIABLE ACCOUNT-10 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Purchases of Investments	Sales of Investments
Stock Index Fund, Inc. - Initial Shares (DSIF)	$13,881	$4,670
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)	13,258	1,340
Forty Portfolio: Service Shares (JACAS)	38,039	2,621
Global Technology Portfolio: Service Shares (JAGTS)	7,145	721
Overseas Portfolio: Service Shares (JAIGS)	2,331	1,433
Emerging Markets Debt Portfolio - Class I (MSEM)	373	4,398
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio - Class I (MSVMG)	1,384	424
U.S. Real Estate Portfolio - Class I (MSVRE)	847	31,139
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	12,328	28,115
Federated NVIT High Income Bond Fund - Class I (HIBF)	5,792	271
NVIT Emerging Markets Fund - Class I (GEM)	252	8,125
NVIT International Equity Fund - Class I (GIG)	1,321	443
NVIT Nationwide Fund - Class I (TRF)	1,360	1,554
NVIT Government Bond Fund - Class I (GBF)	1,238	980
American Century NVIT Growth Fund - Class I (CAF)	4,093	456
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	3,051	3,069
NVIT Mid Cap Index Fund - Class I (MCIF)	9,761	1,743
NVIT Money Market Fund - Class I (SAM)	10,999	29,894
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	6,802	3,052
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	546	61
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	1,471	143
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	3,177	344
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	14,053	48,700
NVIT Multi-Manager Small Company Fund - Class I (SCF)	8,069	1,083
NVIT Multi-Sector Bond Fund - Class I (MSBF)	1,715	1,757
NVIT Large Cap Growth Fund - Class I (NVOLG1)	77,303	16,746
Invesco NVIT Comstock Value Fund - Class I (EIF)	410	366
VP Income & Growth Fund - Class I (ACVIG)	11,144	687
VP International Fund - Class I (ACVI)	254	968
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	4,236	1,593
Appreciation Portfolio - Initial Shares (DCAP)	577	126
Quality Bond Fund II - Primary Shares (FQB)	1,860	1,226
VIP Equity-Income Portfolio - Service Class (FEIS)	25,640	19,694
VIP Growth Portfolio - Service Class (FGS)	18,321	5,799
VIP High Income Portfolio - Service Class (FHIS)	4,074	3,532
VIP Overseas Portfolio - Service Class (FOS)	294	6,616
VIP Value Strategies Portfolio - Service Class (FVSS)	156	195
Guardian Portfolio - I Class Shares (AMGP)	7,900	1,141
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	4,233	3,325
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	1,537	253
Global Securities Fund/VA - Non-Service Shares (OVGS)	5,618	11,987
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	30,017	40,460
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)	5,370	852
VIP Trust Emerging Markets Fund - Initial Class (VWEM)	383	330
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	9	591
Advantage VT Opportunity Fund - Class 2 (SVOF)	10,327	1,741

Total	$372,949	$294,766

(5) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2015, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2015. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

NATIONWIDE VARIABLE ACCOUNT-10 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Stock Index Fund, Inc. - Initial Shares (DSIF)
2015	1.40%	19,962	$15.112674	$301,679	1.83%	-0.31%
2014	1.40%	19,988	15.159424	303,007	1.75%	11.84%
2013	1.40%	20,428	13.554984	276,901	1.86%	30.18%
2012	1.40%	20,207	10.412482	210,405	2.06%	14.11%
2011	1.40%	19,666	9.124648	179,445	1.84%	0.45%
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
2015	1.40%	5,776	15.934869	92,040	1.03%	-4.55%
2014	1.40%	5,776	16.694487	96,427	1.03%	11.86%
2013	1.40%	5,776	14.923857	86,200	1.25%	32.46%
2012	1.40%	6,109	11.266345	68,826	0.79%	10.40%
2011	1.40%	6,109	10.204694	62,340	0.87%	-0.51%
Forty Portfolio: Service Shares (JACAS)
2015	1.40%	9,926	19.192083	190,501	1.23%	10.37%
2014	1.40%	9,926	17.388820	172,601	0.03%	6.95%
2013	1.40%	9,926	16.258955	161,386	0.59%	29.05%
2012	1.40%	9,926	12.598541	125,053	0.58%	22.12%
2011	1.40%	10,437	10.316464	107,673	0.24%	-8.24%
Global Technology Portfolio: Service Shares (JAGTS)
2015	1.40%	2,607	19.813096	51,653	0.80%	3.18%
2014	1.40%	2,607	19.202355	50,061	0.00%	7.82%
2013	1.40%	2,607	17.810176	46,431	0.00%	33.50%
2012	1.40%	2,661	13.341337	35,501	0.00%	17.48%
2011	1.40%	2,706	11.356514	30,731	0.00%	-9.93%
Overseas Portfolio: Service Shares (JAIGS)
2015	1.40%	7,123	8.454102	60,219	0.52%	-10.08%
2014	1.40%	7,177	9.401969	67,478	5.75%	-13.33%
2013	1.40%	7,599	10.848291	82,436	3.16%	12.68%
2012	1.40%	8,597	9.627372	82,767	0.62%	11.59%
2011	1.40%	9,093	8.627257	78,448	0.37%	-33.28%
Emerging Markets Debt Portfolio - Class I (MSEM)
2015	1.40%	513	13.325535	6,836	5.05%	-2.50%
2014	1.40%	831	13.667237	11,357	5.47%	1.49%
2013	1.40%	831	13.467048	11,191	4.42%	-10.03%
2012	1.40%	632	14.967953	9,460	3.90%	16.31%
2011	1.40%	172	12.869445	2,214	3.58%	5.54%
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio - Class I (MSVMG)
2015	1.40%	477	15.981396	7,623	0.00%	-7.21%
2014	1.40%	495	17.224070	8,526	0.00%	0.54%
2013	1.40%	512	17.131533	8,771	0.37%	35.56%
2012	1.40%	528	12.637320	6,673	0.00%	7.17%
2011	1.40%	547	11.792360	6,450	0.32%	-8.42%
U.S. Real Estate Portfolio - Class I (MSVRE)
2015	1.40%	2,618	12.555248	32,870	1.65%	0.74%
2014	1.40%	5,108	12.462990	63,661	1.44%	27.91%
2013	1.40%	5,133	9.743798	50,015	1.09%	0.62%
2012	1.40%	5,081	9.683282	49,201	0.86%	14.21%
2011	1.40%	5,112	8.478448	43,342	0.84%	4.44%
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2015	1.40%	2,368	21.389647	50,651	2.26%	-5.62%
2014	1.40%	3,385	22.662300	76,712	2.04%	11.54%
2013	1.40%	3,400	20.318544	69,083	2.11%	30.05%
2012	1.40%	2,542	15.623287	39,714	0.88%	13.05%
2011	1.40%	3,182	13.819345	43,973	1.60%	-0.76%

NATIONWIDE VARIABLE ACCOUNT-10 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Federated NVIT High Income Bond Fund - Class I (HIBF)
2015	1.40%	1,484	$13.729444	$20,374	6.00%	-3.97%
2014	1.40%	1,181	14.297175	16,885	6.15%	1.11%
2013	1.40%	1,181	14.139567	16,699	6.65%	5.57%
2012	1.40%	1,181	13.393134	15,817	6.44%	12.95%
2011	1.40%	1,705	11.857667	20,217	8.27%	2.37%
NVIT Emerging Markets Fund - Class I (GEM)
2015	1.40%	3,536	7.414606	26,218	0.83%	-17.17%
2014	1.40%	4,361	8.951872	39,039	1.32%	-6.83%
2013	1.40%	4,361	9.608060	41,901	0.99%	-0.66%
2012	1.40%	6,027	9.672369	58,295	0.56%	15.57%
2011	1.40%	6,927	8.369056	57,972	0.58%	-23.46%
NVIT International Equity Fund - Class I (GIG)
2015	1.40%	2,828	10.516298	29,740	0.51%	-4.41%
2014	1.40%	2,828	11.001968	31,114	3.84%	-1.84%
2013	1.40%	2,828	11.208454	31,698	0.58%	16.18%
2012	1.40%	2,497	9.647189	24,089	0.80%	13.99%
2011	1.40%	3,247	8.463495	27,481	1.10%	-11.03%
NVIT Nationwide Fund - Class I (TRF)
2015	1.40%	8,002	13.536135	108,316	1.24%	-0.48%
2014	1.40%	8,002	13.601116	108,836	1.17%	10.58%
2013	1.40%	8,003	12.300032	98,437	1.35%	29.27%
2012	1.40%	8,235	9.515210	78,358	1.45%	12.61%
2011	1.40%	8,475	8.449558	71,610	1.16%	-0.88%
NVIT Government Bond Fund - Class I (GBF)
2015	1.40%	5,698	12.099167	68,941	1.77%	-1.51%
2014	1.40%	5,698	12.284324	69,996	2.00%	3.11%
2013	1.40%	5,698	11.914370	67,888	1.97%	-5.40%
2012	1.40%	7,308	12.594306	92,039	2.14%	1.61%
2011	1.40%	6,514	12.394679	80,739	2.94%	5.76%
American Century NVIT Growth Fund - Class I (CAF)
2015	1.40%	1,870	17.529631	32,780	0.36%	3.20%
2014	1.40%	1,870	16.985598	31,763	0.32%	9.77%
2013	1.40%	5,564	15.473661	86,095	0.69%	27.92%
2012	1.40%	5,564	12.095946	67,302	0.57%	12.42%
2011	1.40%	5,564	10.759428	59,865	0.76%	-2.08%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2015	1.40%	3,130	16.453287	51,499	1.58%	-1.73%
2014	1.40%	3,267	16.742949	54,699	1.72%	3.71%
2013	1.40%	3,267	16.144224	52,743	1.72%	14.99%
2012	1.40%	3,266	14.039080	45,852	1.77%	9.26%
2011	1.40%	3,082	12.849590	39,602	2.06%	-1.44%
NVIT Mid Cap Index Fund - Class I (MCIF)
2015	1.40%	6,989	16.823914	117,582	1.11%	-3.90%
2014	1.40%	6,989	17.506443	122,353	1.08%	7.89%
2013	1.40%	6,989	16.226419	113,406	1.15%	31.19%
2012	1.40%	6,989	12.369005	86,447	1.05%	15.82%
2011	1.40%	7,749	10.679078	82,752	0.79%	-3.91%
NVIT Money Market Fund - Class I (SAM)
2015	1.40%	4,468	9.423294	42,103	0.00%	-1.40%
2014	1.40%	6,383	9.557087	61,003	0.00%	-1.40%
2013	1.40%	4,834	9.692780	46,855	0.00%	-1.40%
2012	1.40%	5,968	9.830407	58,668	0.00%	-1.40%
2011	1.40%	8,185	9.970366	81,607	0.00%	-1.40%

NATIONWIDE VARIABLE ACCOUNT-10 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2015	1.40%	194	$17.694499	$3,433	0.36%	1.99%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2015	1.40%	276	15.612995	4,309	1.28%	-4.51%
2014	1.40%	276	16.349912	4,513	1.26%	8.97%
2013	1.40%	276	15.003932	4,141	1.43%	33.54%
2012	1.40%	276	11.235257	3,101	1.23%	16.16%
2011	1.40%	779	9.672458	7,535	1.25%	-7.15%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2015	1.40%	425	22.751461	9,669	0.00%	-1.58%
2014	1.40%	425	23.117297	9,825	0.00%	2.58%
2013	1.40%	425	22.536214	9,578	0.00%	37.00%
2012	1.40%	425	16.449710	6,991	0.00%	13.29%
2011	1.40%	847	14.519794	12,298	0.00%	-5.57%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2015	1.40%	1,671	14.047316	23,473	0.00%	-0.65%
2014	1.40%	1,671	14.139859	23,628	0.00%	1.37%
2013	1.40%	1,671	13.948458	23,308	0.00%	42.27%
2012	1.40%	1,671	9.804136	16,383	0.00%	11.85%
2011	1.40%	1,671	8.765748	14,648	0.00%	-2.04%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2015	1.40%	8,345	14.357119	119,810	0.58%	-7.34%
2014	1.40%	11,439	15.494131	177,237	0.52%	5.52%
2013	1.40%	11,849	14.683071	173,980	0.85%	38.44%
2012	1.40%	11,567	10.606407	122,684	0.87%	18.76%
2011	1.40%	11,700	8.931301	104,496	0.41%	-6.40%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2015	1.40%	5,155	14.314639	73,792	0.38%	-3.01%
2014	1.40%	5,155	14.759247	76,084	0.16%	-0.60%
2013	1.40%	6,148	14.847790	91,284	0.14%	38.94%
2012	1.40%	6,587	10.686851	70,394	0.16%	13.88%
2011	1.40%	7,253	9.384155	68,063	0.53%	-6.88%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2015	1.40%	6,738	12.378833	83,409	1.97%	-4.25%
2014	1.40%	6,779	12.928267	87,641	3.00%	2.43%
2013	1.40%	10,369	12.621646	130,874	3.44%	-2.51%
2012	1.40%	11,032	12.946439	142,825	2.62%	10.67%
2011	1.40%	8,963	11.697744	104,847	4.38%	4.07%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2015	1.40%	15,716	23.459513	368,690	0.64%	3.62%
2014	1.40%	15,418	22.639583	349,057	0.74%	7.28%
2013	1.40%	13,371	21.103926	282,181	0.78%	34.79%
2012	1.40%	14,226	15.656863	222,735	0.72%	17.02%
2011	1.40%	15,217	13.379633	203,598	0.69%	-3.60%
Invesco NVIT Comstock Value Fund - Class I (EIF)
2015	1.40%	1,912	12.916521	24,696	1.58%	-7.61%
2014	1.40%	1,912	13.980562	26,731	1.76%	7.64%
2013	1.40%	1,912	12.988278	24,834	0.00%	33.74%
2012	1.40%	1,912	9.711442	18,568	1.08%	16.80%
2011	1.40%	4,059	8.314426	33,748	1.33%	-3.69%
VP Income & Growth Fund - Class I (ACVIG)
2015	1.40%	3,698	13.307104	49,210	2.12%	-6.94%
2014	1.40%	3,257	14.299800	46,574	1.98%	10.93%
2013	1.40%	4,047	12.891007	52,170	2.28%	33.92%
2012	1.40%	3,651	9.625847	35,144	2.11%	13.13%
2011	1.40%	4,159	8.508323	35,386	1.55%	1.67%

NATIONWIDE VARIABLE ACCOUNT-10 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VP International Fund - Class I (ACVI)
2015	1.40%	6,199	$10.705814	$66,365	0.37%	-0.65%
2014	1.40%	6,199	10.776133	66,801	1.66%	-6.83%
2013	1.40%	6,199	11.566074	71,698	1.68%	20.70%
2012	1.40%	6,199	9.582681	59,403	0.85%	19.46%
2011	1.40%	6,603	8.021542	52,966	1.36%	-13.27%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2015	1.40%	3,501	16.029079	56,118	0.73%	-3.70%
2014	1.40%	3,547	16.644417	59,038	0.58%	3.65%
2013	1.40%	3,589	16.058318	57,633	1.05%	38.75%
2012	1.40%	3,495	11.573930	40,451	0.44%	14.12%
2011	1.40%	3,542	10.142098	35,923	0.48%	-0.84%
Appreciation Portfolio - Initial Shares (DCAP)
2015	1.40%	606	14.486475	8,779	1.72%	-3.83%
2014	1.40%	606	15.064020	9,129	1.85%	6.58%
2013	1.40%	606	14.134218	8,565	1.96%	19.41%
2012	1.40%	606	11.836857	7,173	3.65%	8.88%
2011	1.40%	606	10.871390	6,588	2.08%	7.49%
Quality Bond Fund II - Primary Shares (FQB)
2015	1.40%	3,673	13.168578	48,368	3.76%	-1.64%
2014	1.40%	3,712	13.388158	49,697	3.71%	2.34%
2013	1.40%	3,748	13.082031	49,031	3.71%	-0.38%
2012	1.40%	2,841	13.131874	37,308	3.44%	8.18%
2011	1.40%	7,945	12.138662	96,442	3.85%	0.84%
VIP Equity-Income Portfolio - Service Class (FEIS)
2015	1.40%	8,122	12.091441	98,207	2.86%	-5.43%
2014	1.40%	8,631	12.785903	110,355	2.71%	7.13%
2013	1.40%	9,090	11.935429	108,493	2.48%	26.22%
2012	1.40%	9,090	9.456015	85,955	2.86%	15.54%
2011	1.40%	10,444	8.183951	85,473	2.36%	-0.55%
VIP Growth Portfolio - Service Class (FGS)
2015	1.40%	12,462	17.400769	216,848	0.16%	5.55%
2014	1.40%	11,928	16.485194	196,635	0.09%	9.63%
2013	1.40%	12,208	15.036897	183,570	0.20%	34.30%
2012	1.40%	11,776	11.196695	131,852	0.51%	12.94%
2011	1.40%	11,823	9.914005	117,213	0.26%	-1.26%
VIP High Income Portfolio - Service Class (FHIS)
2015	1.40%	4,323	13.529938	58,490	6.37%	-5.10%
2014	1.40%	4,505	14.257551	64,230	5.86%	-0.34%
2013	1.40%	1,551	14.306260	22,189	5.90%	4.39%
2012	1.40%	1,818	13.704405	24,915	5.85%	12.59%
2011	1.40%	1,818	12.171583	22,128	6.85%	2.47%
VIP Overseas Portfolio - Service Class (FOS)
2015	1.40%	2,028	10.177759	20,640	1.19%	2.04%
2014	1.40%	2,613	9.974134	26,062	1.26%	-9.45%
2013	1.40%	2,613	11.014674	28,781	1.33%	28.55%
2012	1.40%	2,864	8.568248	24,539	1.46%	18.85%
2011	1.40%	5,100	7.209291	36,767	1.29%	-18.39%
VIP Value Strategies Portfolio - Service Class (FVSS)
2015	1.40%	929	14.109684	13,108	1.05%	-4.41%
2014	1.40%	929	14.760952	13,713	0.94%	5.20%
2013	1.40%	929	14.031508	13,035	0.85%	28.62%
2012	1.40%	929	10.909295	10,135	0.52%	25.32%
2011	1.40%	929	8.705292	8,087	0.91%	-10.12%

NATIONWIDE VARIABLE ACCOUNT-10 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Guardian Portfolio - I Class Shares (AMGP)
2015	1.40%	2,003	$14.448506	$28,940	0.72%	-6.30%
2014	1.40%	2,050	15.419705	31,610	0.45%	7.50%
2013	1.40%	2,093	14.343716	30,021	0.83%	36.87%
2012	1.40%	2,137	10.479589	22,395	0.28%	11.14%
2011	1.40%	2,186	9.428810	20,611	0.49%	-4.30%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2015	1.40%	2,864	16.895988	48,390	0.00%	-0.14%
2014	1.40%	3,008	16.920173	50,896	0.00%	6.08%
2013	1.40%	3,276	15.951131	52,256	0.00%	30.76%
2012	1.40%	3,472	12.199074	42,355	0.00%	10.84%
2011	1.40%	5,043	11.006395	55,505	0.00%	-0.93%
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2015	1.40%	1,484	11.094912	16,465	0.77%	-13.04%
2014	1.40%	1,484	12.758629	18,934	0.75%	8.31%
2013	1.40%	1,484	11.779250	17,480	1.19%	29.30%
2012	1.40%	1,484	9.109935	13,519	0.42%	14.96%
2011	1.40%	2,042	7.924237	16,181	0.00%	-12.60%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2015	1.40%	5,148	13.642658	70,232	1.29%	2.49%
2014	1.40%	5,959	13.311366	79,322	1.11%	0.86%
2013	1.40%	6,844	13.197851	90,326	1.38%	25.53%
2012	1.40%	6,845	10.514097	71,969	2.31%	19.56%
2011	1.40%	7,156	8.793728	62,928	1.29%	-9.57%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2015	1.40%	10,149	14.873693	150,953	1.00%	1.88%
2014	1.40%	12,658	14.598981	184,794	0.83%	9.15%
2013	1.40%	12,658	13.374726	169,297	1.10%	29.93%
2012	1.40%	12,658	10.293843	130,299	0.97%	15.23%
2011	1.40%	13,136	8.933171	117,346	0.82%	-1.41%
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
2015	1.40%	4,141	14.518384	60,121	0.00%	5.11%
2014	1.40%	4,141	13.812089	57,196	0.00%	4.30%
2013	1.40%	4,483	13.242255	59,365	0.01%	34.08%
2012	1.40%	4,426	9.876279	43,712	0.00%	14.81%
2011	1.40%	4,426	8.602052	38,073	0.00%	-0.32%
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
2015	1.40%	516	10.677797	5,510	0.55%	-15.20%
2014	1.40%	536	12.591291	6,749	0.51%	-1.81%
2013	1.40%	554	12.823294	7,104	1.50%	10.45%
2012	1.40%	571	11.609825	6,629	0.00%	27.99%
2011	1.40%	592	9.071087	5,370	1.04%	-26.78%
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2015	1.40%	2,998	7.475240	22,411	0.03%	-34.38%
2014	1.40%	3,013	11.391738	34,323	0.09%	-20.24%
2013	1.40%	3,027	14.282033	43,232	0.66%	8.99%
2012	1.40%	3,042	13.104411	39,864	0.62%	1.94%
2011	1.40%	3,058	12.855627	39,313	1.17%	-17.62%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2015	1.40%	6,006	15.749234	94,590	0.13%	-4.44%
2014	1.40%	6,027	16.481222	99,332	0.05%	8.88%
2013	1.40%	6,435	15.137354	97,409	0.20%	28.85%
2012	1.40%	6,454	11.748084	75,822	0.09%	13.90%
2011	1.40%	6,032	10.314322	62,216	0.13%	-6.84%

2015	Contract owners equity:				$3,136,651
2014	Contract owners equity:				$3,345,624
2013	Contract owners equity:				$3,249,971
2012	Contract owners equity:				$2,661,587
2011	Contract owners equity:				$2,540,210
*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both during the period presented.